FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments
As of September 30, 2023 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Senior Secured Loans—First Lien—70.9%
Aimbridge Acquisition Co. Inc.	(e)	Consumer Services	S+375	0.00%	2/2/26	$1,984	$1,835	$1,910
Allied Universal Holdco LLC	(e)	Consumer Services	S+475	0.50%	5/12/28	8,000	7,760	7,900
ANCILE Solutions, Inc.	(e)(r)	Software & Services	L+700, 3.0% PIK (3.0% Max PIK)	1.00%	6/11/26	33,393	33,393	33,894
Arrow Purchaser Inc.	(e)	Consumer Discretionary Distribution & Retail	S+675	1.00%	4/15/26	13,304	13,292	12,040
Ascena Retail Group, Inc.	(e)(i)(p)	Consumer Discretionary Distribution & Retail	L+450	0.75%	8/21/22	35,525	12,121	156
Auris Luxembourg III S.à r.l.	(e)	Health Care Equipment & Services	L+375	0.00%	2/27/26	9,948	9,438	9,720
Aveanna Healthcare LLC	(e)	Health Care Equipment & Services	L+375	0.50%	7/17/28	19,899	17,350	17,973
Belk, Inc.	(e)(i)(p)	Consumer Discretionary Distribution & Retail	5.0%, 0.0% PIK (8.0% Max PIK)		7/31/25	4,700	2,366	901
BridgeBio Pharma, Inc.	(r)	Pharmaceuticals, Biotechnology & Life Sciences	6.0%, 3.0% PIK (3.0% Max PIK)		11/17/26	21,092	20,886	19,300
BusPatrol LLC	(r)	Commercial & Professional Services	S+1450 PIK (S+1450 Max PIK)	1.50%	9/24/24	32,743	32,226	31,515
BusPatrol LLC	(g)(r)	Commercial & Professional Services	S+1450 PIK (S+1450 Max PIK)	1.50%	9/24/24	762	762	734
CCS-CMGC Holdings, Inc.	(e)	Health Care Equipment & Services	S+550	0.00%	10/1/25	37,429	33,948	30,329
Chinos Intermediate 2, LLC	(e)	Consumer Discretionary Distribution & Retail	S+800	0.00%	9/10/27	28,464	28,818	28,518
CircusTrix Holdings, LLC	(r)	Consumer Services	S+675	1.00%	7/18/28	33,548	33,548	33,548
CircusTrix Holdings, LLC	(g)(r)	Consumer Services	S+675	1.00%	7/18/25	4,301	4,301	4,301
CircusTrix Holdings, LLC	(g)(r)	Consumer Services	S+675	1.00%	7/18/28	2,151	2,151	2,151
Claros Mortgage Trust, Inc.	(e)	Financial Services	S+450	0.50%	8/9/26	9,974	9,587	9,525
CPC Acquisition Corp.	(e)	Materials	S+375	0.75%	12/29/27	11,700	9,096	9,734
Cresco Labs, LLC	(e)	Pharmaceuticals, Biotechnology & Life Sciences	9.5%		8/12/26	41,000	40,137	35,977
Curia Global, Inc.	(e)	Pharmaceuticals, Biotechnology & Life Sciences	S+375	0.75%	8/30/26	2,697	2,379	2,253
Drive Assurance Corp.	(r)	Insurance	S+1000	1.00%	5/23/28	11,345	11,274	11,160
First Brands Group, LLC	(e)(f)	Automobiles & Components	S+500	1.00%	3/30/27	42,281	40,829	41,823
First Brands Group, LLC	(e)	Automobiles & Components	S+500	1.00%	3/30/27	4,963	4,789	4,910
GSM Midco, LLC	(r)	Consumer Services	L+725	1.00%	3/25/27	38,000	37,567	37,193
Knowlton Development Corporation Inc.	(e)	Household & Personal Products	S+500	0.00%	8/15/28	21,000	20,370	20,296
LHS Borrower, LLC	(e)	Financial Services	S+475	0.50%	2/16/29	992	854	910
LifeScan Global Corp.	(e)	Health Care Equipment & Services	S+650	0.00%	12/31/26	53,692	51,895	42,954
Lucky Bucks, LLC	(e)	Consumer Services	S+1000		10/6/23	2,919	2,853	2,919
Lucky Bucks, LLC	(e)(f)(i)(p)	Consumer Services	L+750	0.75%	7/30/27	19,100	15,253	5,475
Maverick Gaming, LLC	(e)	Consumer Services	S+750	1.00%	9/3/26	15,170	14,975	11,377

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2023 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
MLN US HoldCo LLC	(e)(i)(p)	Technology Hardware & Equipment	S+450	0.00%	11/30/25	$2,837	$2,527	$340
Monitronics International, LLC	(e)(t)	Commercial & Professional Services	S+750	3.00%	6/30/28	51,627	51,635	52,092
Mountaineer Merger Corp.	(e)	Consumer Discretionary Distribution & Retail	S+700	0.00%	10/26/28	14,063	13,752	11,203
Neovia Logistics, LP	(e)	Transportation	S+900	0.50%	11/1/27	46,358	42,510	34,150
Nephron Pharmaceuticals Corp.	(r)	Pharmaceuticals, Biotechnology & Life Sciences	S+900	1.50%	9/11/26	38,000	36,860	36,860
New SK HoldCo Sub LLC	(e)	Consumer Services	S+675, 1.5% PIK (1.5% Max PIK)	0.75%	6/30/27	28,660	26,812	27,156
North Atlantic Imports, LLC	(r)	Consumer Durables & Apparel	S+750	0.50%	10/15/26	17,344	17,355	18,016
One Call Corp.	(e)	Health Care Equipment & Services	S+550	0.75%	4/22/27	41,135	39,539	33,388
Powerhouse Intermediate, LLC	(r)	Commercial & Professional Services	L+1025	1.00%	1/12/27	38,199	36,907	37,722
Propulsion Acquisition, LLC	(e)(r)	Capital Goods	S+650	1.50%	7/31/26	24,872	24,850	25,028
Pyxus Holdings Inc.	(e)	Food, Beverage & Tobacco	S+800	1.50%	12/31/27	8,156	7,416	7,708
Pyxus Holdings Inc.	(e)	Food, Beverage & Tobacco	S+800	1.50%	12/31/27	12,234	9,422	8,411
Retail Services WIS Corp.	(e)	Commercial & Professional Services	S+835	1.00%	5/20/25	13,758	13,550	13,001
River Ranch One Investments, Ltd.	(r)	Real Estate Management & Development	13.5% PIK (13.5% Max PIK)		9/8/26	11,943	11,943	11,943
River Ranch One Investments, Ltd.	(g)(r)	Real Estate Management & Development	13.5% PIK (13.5% Max PIK)		9/8/26	25,797	25,797	25,797
S&S Holdings LLC	(e)	Consumer Durables & Apparel	S+500	0.50%	3/11/28	21,901	21,439	21,047
Salt Creek Aggregator HoldCo, LLC	(e)(r)	Energy	8.0% PIK (8.0% Max PIK)		7/12/26	18,798	18,907	18,539
Sungard AS New Holdings III, LLC	(i)(p)(r)	Software & Services	S+375, 3.8% PIK (3.8% Max PIK)	1.00%	7/1/24	5,561	5,631	419
SuperRego, LLC	(r)	Consumer Services	7.5%, 7.5% PIK (7.5% Max PIK)		7/30/26	16,182	15,949	14,867
Syncapay, Inc.	(e)	Software & Services	S+650	1.00%	12/10/27	30,255	29,386	30,387
TCFIII Owl Finance LLC	(r)	Capital Goods	12.0% PIK (12.0% Max PIK)		1/30/27	53,856	53,159	51,836
TKC Holdings, Inc.	(e)	Consumer Staples Distribution & Retail	S+550	1.00%	5/15/28	5,601	4,788	5,384
TruGreen, LP	(e)	Commercial & Professional Services	S+400	0.75%	11/2/27	13,941	12,871	13,286
United Gaming LLC	(e)(r)	Consumer Services	S+900		6/9/25	45,300	45,074	45,300
United Gaming LLC	(g)(r)	Consumer Services	S+900		6/9/25	967	967	967
Total Senior Secured Loans—First Lien							1,085,099	1,016,243
Unfunded Commitments							(33,978)	(33,978)
Net Senior Secured Loans—First Lien							1,051,121	982,265

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2023 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Senior Secured Loans—Second Lien—10.8%
Astro One Acquisition Corp.	(e)(i)(p)	Consumer Durables & Apparel	L+850	0.75%	10/25/29	$10,000	$8,967	$5,217
Eversana Life Sciences Services, LLC	(e)	Health Care Equipment & Services	S+800	0.00%	12/17/29	7,000	6,911	6,265
LaserShip, Inc.	(e)	Transportation	S+750	0.00%	5/7/29	27,272	27,129	22,772
MLN US HoldCo LLC	(e)(i)(p)	Technology Hardware & Equipment	S+875	0.00%	11/30/26	14,396	12,548	1,620
New Giving Acquisition, Inc.	(r)(t)	Health Care Equipment & Services	12.5%		2/19/28	45,000	44,223	44,663
NGS US Finco, LLC	(e)	Energy	L+850	1.00%	8/21/26	30,000	29,782	28,050
S&S Holdings LLC	(e)	Consumer Durables & Apparel	L+875	0.50%	3/9/29	5,000	5,011	4,300
Salt Creek Aggregator HoldCo, LLC	(e)(i)(p)(r)	Energy			7/12/27	23,486	18,450	20,183
Salt Creek Aggregator HoldCo, LLC	(e)(i)(p)(r)	Energy			7/12/27	3,701	1,996	2,783
TruGreen, LP	(e)	Commercial & Professional Services	S+850	0.75%	11/2/28	10,000	9,852	7,050
Women's Care Holdings, Inc.	(e)	Health Care Equipment & Services	S+825	0.75%	1/12/29	8,000	7,879	6,519
Total Senior Secured Loans—Second Lien							172,748	149,422

Senior Secured Bonds—24.5%
Carnival Corp.	(n)(o)	Consumer Services	9.9%		8/1/27	10,000	10,000	10,447
CSVC Acquisition Corp.	(n)(o)	Commercial & Professional Services	7.8%		6/15/25	41,897	36,410	38,964
Digicel International Finance Ltd.	(n)(o)	Telecommunication Services	8.8%		5/25/24	41,249	40,558	37,197
Encore Capital Group, Inc.	(o)	Financial Services	5.4%		2/15/26	£1,000	1,145	1,126
Full House Resorts, Inc.	(n)(o)	Consumer Services	8.3%		2/15/28	$19,500	17,904	17,088
G-III Apparel Group Ltd.	(n)(o)	Consumer Durables & Apparel	7.9%		8/15/25	5,000	4,741	4,978
GPS Hospitality Holding Co. LLC	(n)(o)	Consumer Services	7.0%		8/15/28	5,300	3,637	3,647
Guitar Center, Inc.	(n)(o)	Consumer Discretionary Distribution & Retail	8.5%		1/15/26	37,000	37,130	32,190
Hunt Companies, Inc.	(n)(o)	Financial Services	5.3%		4/15/29	10,000	7,975	7,868
JW Aluminum Co.	(n)(o)	Materials	10.3%		6/1/26	43,500	43,732	43,262
LHS, LLC	(r)	Capital Goods	12.0% PIK (12.0% Max PIK)		2/26/27	35,471	35,168	32,633
Medicine Man Technologies, Inc.	(r)	Pharmaceuticals, Biotechnology & Life Sciences	9.0%, 4.0% PIK (4.0% Max PIK)		12/3/26	16,124	15,908	13,565
Navios Logistics Finance, Inc.	(n)(o)	Transportation	10.8%		7/1/25	25,000	25,000	24,628
North Atlantic Imports, LLC	(r)	Consumer Durables & Apparel	14.0%, 0.0% PIK (7.0% Max PIK)		11/30/27	25,000	25,013	32,125
North Atlantic Imports, LLC	(g)(r)	Consumer Durables & Apparel	14.0%, 0.0% PIK (7.0% Max PIK)		11/30/27	6,250	6,250	8,031
Sizzling Platter, LLC	(n)(o)	Consumer Services	8.5%		11/28/25	1,900	1,774	1,900
TKC Holdings, Inc.	(n)(o)	Consumer Staples Distribution & Retail	6.9%		5/15/28	15,977	14,873	14,231
Triumph Group Inc.	(n)(o)	Capital Goods	9.0%		3/15/28	5,000	5,000	4,950

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2023 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Trulieve Cannabis Corp.	(o)	Pharmaceuticals, Biotechnology & Life Sciences	8.0%		10/6/26	$20,000	$20,000	$16,428
Total Senior Secured Bonds							352,218	345,258
Unfunded Commitments							(6,250)	(6,250)
Net Senior Secured Bonds							345,968	339,008

Subordinated Debt—10.2%
Acrisure LLC	(n)(o)	Insurance	10.1%		8/1/26	31,000	30,916	31,812
Advisor Group Holdings, Inc.	(n)(o)	Financial Services	10.8%		8/1/27	20,200	19,421	20,338
Carnival Holdings Bermuda, Ltd.	(n)(o)	Consumer Services	10.4%		5/1/28	3,000	2,959	3,219
Ferrellgas, LP	(n)(o)	Energy	5.4%		4/1/26	21,931	20,416	20,581
Five Point Operating Co., LP	(n)(o)	Equity Real Estate Investment Trusts (REITs)	7.9%		11/15/25	23,521	21,616	22,220
Home Point Capital Inc.	(n)(o)	Financial Services	5.0%		2/1/26	27,483	23,833	25,701
PRA Group, Inc.	(n)(o)	Financial Services	7.4%		9/1/25	6,295	5,899	6,137
PRA Group, Inc.	(n)(o)	Financial Services	8.4%		2/1/28	12,390	11,251	11,283
Total Subordinated Debt							136,311	141,291

Asset Based Finance—5.7%
BCP Great Lakes II - Series A Holdings LP	(r)	Financial Services	13.8%		7/31/30	9,210	9,076	9,057
BCP Great Lakes II - Series A Holdings LP	(g)(r)	Financial Services	13.8%		7/31/30	263	263	259
Bridge Street CLO I Ltd., Subordinated Notes	(m)(n)(r)(t)	Financial Services	12.8%		1/20/34	28,200	23,229	24,544
Bridge Street CLO II Ltd., Subordinated Notes	(m)(n)(r)(t)	Financial Services	18.8%		7/20/34	28,560	24,810	24,758
Bridge Street CLO III Ltd., Subordinated Notes	(m)(n)(r)(t)	Financial Services	6.8%		10/20/34	27,600	26,865	21,169
Total Asset Based Finance							84,243	79,787
Unfunded Commitments							(263)	(263)
Net Asset Based Finance							83,980	79,524

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Shares/Units	Cost	Fair Value(d)
Equity/Other—16.7%
Belk, Inc., Common Equity	(e)(i)	Consumer Discretionary Distribution & Retail			579	15	6
BusPatrol LLC, Warrants, 12/31/31, Strike: $0.01	(i)(r)	Commercial & Professional Services			6,408	1,314	1,110
Carnelian Point Holdings LP, Warrants, 6/30/27, Strike: $10.00	(e)(i)	Consumer Services			30,146	30	30
Chinos Holdings, Inc., Common Equity	(i)	Consumer Discretionary Distribution & Retail			878,252	9,892	9,266

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2023 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Shares/Units	Cost	Fair Value(d)
Chinos Holdings, Inc., Warrants	(i)	Consumer Discretionary Distribution & Retail			412,738	$1,447	$929
Copper Property CTL Pass Through Trust, Common Equity	(i)	Consumer Discretionary Distribution & Retail			159,498	2,632	1,743
Drive Assurance Corp., Common Stock	(i)(r)	Insurance			18,760	19	36
Drive Assurance Corp., Preferred Stock	(r)	Insurance	10.0% PIK (10.0% Max PIK)		1,051	1,051	1,202
Guitar Center, Inc., Preferred Equity	(e)(r)	Consumer Discretionary Distribution & Retail	15.0%		7,489	7,489	4,456
Monitronics International, LLC, Common Equity	(e)(i)(t)	Commercial & Professional Services			997,489	13,517	20,947
Nelson Global Products, Inc., Common Stock	(i)(r)	Automobiles & Components			43,998	1,231	1,761
Nelson Global Products, Inc., Series A Preferred Stock	(i)(r)	Automobiles & Components			1,268	1,268	1,268
New Giving Acquisition, Inc, Common Stock	(i)(r)(t)	Health Care Equipment & Services			188,561	330	63,545
New Giving Acquisition, Inc. Warrants, 8/19/29, Strike: $0.01	(i)(r)(t)	Health Care Equipment & Services			16,667	29	5,617
Penn Foster Inc., Preferred Equity, 10/12/28	(e)(r)	Consumer Services	L+975 (L+975 Max PIK)	1.0%	59,395	58,562	48,703
Penney Borrower, LLC, Earnouts	(i)	Consumer Discretionary Distribution & Retail			21,267	170	66
RDV Resources Oil & Gas, Inc., Common Equity	(i)(r)	Energy			457,704	3,618	803
SCM EPIC, LLC, Common Equity	(i)(q)(r)(u)	Energy			34,800	35,861	41,951
SCM Topco, LLC, Series B Preferred Equity, 7/13/28	(i)(p)(q)(r)	Energy			27,398	2,449	5,120
SCM Topco, LLC, Series C Common Equity	(i)(q)(r)	Energy			196	—	—
SCM Topco, LLC, Warrants, 7/10/28, Strike: $75,000	(i)(q)(r)	Energy			1	—	—
Selecta Group B.V., Contingent Value Notes, 12/15/23	(h)(i)(r)	Consumer Discretionary Distribution & Retail			7	3	—
Selecta Group B.V., Warrants	(h)(i)(r)	Consumer Discretionary Distribution & Retail			98	2	—
SPDR S&P 500 ETF Trust, Put Option, 10/20/23, Strike: $370	(i)	Financial Services			825	6,354	198
SPDR S&P 500 ETF Trust, Put Option, 11/17/23, Strike: $402	(i)	Financial Services			750	2,642	2,063
SPDR S&P 500 ETF Trust, Put Option, 11/17/23, Strike: $407	(i)	Financial Services			900	5,294	3,024
SPDR S&P 500 ETF Trust, Put Option, 12/15/23, Strike: $397	(i)	Financial Services			2,775	11,781	11,017
SPDR S&P 500 ETF Trust, Put Option, 12/15/23, Strike: $402	(i)	Financial Services			925	2,379	4,209

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2023 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Shares/Units	Cost	Fair Value(d)
SuperRego, LLC, Warrants, 7/30/28, Strike: $0.01	(i)(r)	Consumer Services			139,285	$56	$1,609
Total Equity/Other						169,435	230,679

Short-Term Investments—0.2%
Allspring Government Money Market Fund - Select Class	(s)	Money Market Fund	5.3%		2,146,852	2,147	2,147
Total Short-Term Investments						2,147	2,147
TOTAL INVESTMENTS—139.0%						$1,961,710	1,924,336
Credit Facilities Payable—(25.3)%							(350,000)
Term Preferred Shares, at Liquidation Value, Net—(21.5)%							(298,376)
Other Assets in Excess of Liabilities—7.8%	(j)						109,385
NET ASSETS—100.0%							$1,385,345
_________________
£ – British Pound.

Investments Sold Short			Number of Shares	Proceeds	Fair Value(d)
Portfolio Company(a)	Footnotes	Industry
Investments Sold Short—(3.6)%
Invesco Senior Loan ETF, Common Equity	(i)	Financial Services	(2,400,000)	$(51,401)	$(50,376)
Total				$(51,401)	$(50,376)

Options Written
Description	Put / Call	Strike	Expiration Date	Number of Contracts	Premiums Received	Fair Value(d)
SPDR S&P 500 ETF Trust	Put Option	$350	10/20/23	(8,250)	$(4,280)	$(116)
SPDR S&P 500 ETF Trust	Put Option	$385	11/17/23	(9,000)	(3,211)	(1,197)
SPDR S&P 500 ETF Trust	Put Option	$380	11/17/23	(7,500)	(1,588)	(818)
SPDR S&P 500 ETF Trust	Put Option	$380	12/15/23	(9,250)	(1,339)	(2,118)
SPDR S&P 500 ETF Trust	Put Option	$376	12/15/23	(27,750)	(6,182)	(5,494)
Total					$(16,600)	$(9,743)

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2023 (in thousands, except share amounts)

Forward Foreign Currency Exchange Contracts	Contract Settlement Date	Currency to be Received	Value	Currency to be Delivered	Value	Unrealized Appreciation (Depreciation)
Counterparty
JPMorgan Chase Bank, N.A.	10/16/23	USD	1,248	CAD	1,000	$27
JPMorgan Chase Bank, N.A.	10/16/23	USD	4,298	EUR	4,000	63
Total						$90
_________________
CAD – Canadian Dollar.
EUR – Euro.
USD – U.S. Dollar.

Credit Default Swaps on Corporate Issues—Buy Protection
Reference Entity	Counterparty	Implied Credit Spread at September 30, 2023(k)	Industry	Fixed Deal Pay Rate	Periodic Payment Frequency	Maturity	Notional(l)	Fair Value(d)	Unamortized Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
United Rentals North America, Inc.	Barclays Bank PLC	0.4%	Capital Goods	5.0%	Quarterly	12/20/24	$(2,000)	$(110)	$(80)	$(30)
United Rentals North America, Inc.	JPMorgan Chase Bank, N.A.	0.4%	Capital Goods	5.0%	Quarterly	12/20/24	$(3,000)	(166)	(120)	(46)
Total								$(276)	$(200)	$(76)
_________________

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)
Certain variable rate securities in FS Credit Opportunities Corp.’s, or the Fund’s, portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of September 30, 2023, the three-month London Interbank Offered Rate, or LIBOR, or L, was 5.66% and the Term Secured Overnight Financing Rate, or Term SOFR, or S, was 5.40%. PIK means paid-in-kind. PIK income accruals may be adjusted based on the fair value of the underlying investment. Variable rate securities with no floor rate use the respective benchmark rate in all cases.

(c)	Denominated in U.S. dollars, unless otherwise noted.
(d)	Fair value is determined by the Fund’s investment adviser, FS Global Advisor, LLC which has been designated by the Fund’s Board of Directors as its valuation designee. The Fund’s current Valuation Policy complies with SEC Rule 2a-5, Good Faith Determinations of Fair Value, and addresses the valuation of investments, fair value hierarchy levels and other significant valuation-related procedures, reporting and recordkeeping.
(e)	Security or portion thereof held by Blair Funding LLC, or Blair Funding, a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Blair Funding’s credit facility with Barclays Bank PLC, as administrative agent and Wells Fargo Bank, National Association, as collateral agent.
(f)	Position or portion thereof unsettled as of September 30, 2023.
(g)	Security is an unfunded loan commitment.
(h)	Security or portion thereof held by FS Global Credit Opportunities (Luxembourg) S.à r.l., a wholly-owned subsidiary of the Fund.
(i)	Security is non-income producing.
(j)	Includes the effect of investments sold short, forward foreign currency exchange contracts and swap contracts.
(k)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required in connection with the entrance into the agreement. Wider credit spreads generally represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring, as defined under the terms of the applicable agreement.

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2023 (in thousands, except share amounts)

(l)	The maximum potential amount the Fund could receive/pay as a buyer/seller of credit protection if a credit event occurs, as defined under the terms of the applicable agreement.
(m)	Securities of collateralized loan obligations, or CLOs, where an affiliate of the Fund’s investment adviser serves as collateral manager and administrator. The fair value of the investment is inclusive of the present value of future senior management fee and subordinated management fee cash flows from the collateral manager and administrator of the CLOs to the Fund.
(n)
Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $453,112, which represents approximately 32.7% of net assets as of September 30, 2023.

(o)
Security or portion thereof held by Bucks Funding, a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Bucks Funding’s prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd., or BNP PBIL. Securities held by Bucks Funding may be rehypothecated from time to time as permitted by Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to the terms and conditions governing Bucks Funding’s prime brokerage facility with BNP PBIL. As of September 30, 2023, no securities were rehypothecated by BNP PBIL. The Fund earned $1 of income from rehypothecated securities during the nine months ended September 30, 2023.

(p)	Security was on non-accrual status as of September 30, 2023.
(q)	Security held within FS Global Investments, Inc., a wholly-owned subsidiary of the Fund.
(r)	Security is classified as Level 3 in the Fund’s fair value hierarchy.
(s)	Rate represents the money market fund’s average 7-day yield as of September 30, 2023.

(t)
Under the Investment Company Act of 1940, as amended, the Fund generally is deemed to be an “affiliated person” of a portfolio company if it owns 5% or more of the portfolio company’s voting securities and generally is deemed to “control” a portfolio company if it owns more than 25% of the portfolio company’s voting securities or it has the power to exercise control over the management or policies of such portfolio company. As of September 30, 2023, the Fund held investments in portfolio companies of which it is deemed to be an “affiliated person” but is not deemed to “control.” The following table presents certain information with respect to investments in portfolio companies of which the Fund was deemed to be an affiliated person as of September 30, 2023:

Portfolio Company	Fair Value at December 31, 2022	Gross Additions(1)	Gross Reductions(2)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value at September 30, 2023	Interest Income(3)	Dividend Income(3)
Senior Secured Loans—First Lien
Monitronics International, LLC	$—	$51,765	$(130)	$—	$457	$52,092	$1,739	$—
Sungard AS New Holdings III, LLC(4)	468	—	(6,308)	—	5,840	—	—	—
Sungard AS New Holdings III, LLC(5)	2,118	—	(2,118)	—	—	—	—	—
Senior Secured Loans—Second Lien
New Giving Acquisition, Inc.	44,775	104	—	—	(216)	44,663	4,370	—
Sungard AS New Holdings III, LLC(5)	—	—	(14,729)	—	14,729	—	—	—
Asset Based Finance
Bridge Street CLO I Ltd., Subordinated Notes	24,783	201	(1,569)	—	1,129	24,544	2,107	—
Bridge Street CLO II Ltd., Subordinated Notes	25,261	82	(815)	—	230	24,758	3,041	—
Bridge Street CLO III Ltd., Subordinated Notes	18,830	—	(700)	—	3,039	21,169	1,391	—
Equity/Other
Monitronics International, LLC	—	13,517	—	—	7,430	20,947	—	—
New Giving Acquisition, Inc, Common Stock	6,911	—	—	—	56,634	63,545	—	640
New Giving Acquisition, Inc. Warrants, 8/19/29, Strike: $0.01	611	—	—	—	5,006	5,617	—	—
Total	$123,757	$65,669	$(26,369)	$—	$94,278	$257,335	$12,648	$640

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2023 (in thousands, except share amounts)
_________________
(1)Gross additions include increases in the cost basis of investments resulting from new portfolio investments, PIK interest, the amortization of unearned income, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company into this category from a different category.
(2)Gross reductions include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company out of this category into a different category.
(3)Interest income and dividend income presented for the full nine months ended September 30, 2023.
(4)The Fund held this investment as of September 30, 2023 but it was deemed to be an “unaffiliated person” of the portfolio company as of September 30, 2023. Transfers in or out have been presented at amortized cost and are deemed to have occurred at the beginning of the reporting period.
(5)The Fund was deemed to be an “unaffiliated person” of the portfolio company during the nine months ended September 30, 2023. Transfers in or out have been presented at amortized cost and are deemed to have occurred at the beginning of the reporting period.

(u)
Under the Investment Company Act of 1940, as amended, the Fund generally is deemed to “control” a portfolio company if it owns more than 25% of the portfolio company’s voting securities or it has the power to exercise control over the management or policies of such portfolio company. As of September 30, 2023, the Fund held investments in portfolio companies of which it is deemed to be an “affiliated person” and deemed to “control.” The following table presents certain information with respect to investments in portfolio companies of which the Fund was deemed to be an affiliated person and deemed to control as of September 30, 2023:

Portfolio Company	Fair Value at December 31, 2022	Gross Additions(1)	Gross Reductions(2)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value at September 30, 2023
Asset Based Finance
BCP Great Lakes II - Series A Holdings LP(3)	$32,234	$—	$(32,438)	$—	$204	$—
Equity/Other
SCM EPIC, LLC, Common Equity	32,430	—	—	—	9,521	41,951
Total	$64,664	$—	$(32,438)	$—	$9,725	$41,951
_________________
(1)Gross additions include increases in the cost basis of investments resulting from new portfolio investments, PIK interest, the amortization of unearned income, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company into this category from a different category.
(2)Gross reductions include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company out of this category into a different category.
(3)The Fund held this investment as of September 30, 2023 but it was deemed to be an “unaffiliated person” of the portfolio company as of September 30, 2023. Transfers in or out have been presented at amortized cost and are deemed to have occurred at the beginning of the reporting period.

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Notes to Unaudited Consolidated Schedule of Investments
As of September 30, 2023 (in thousands)
Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the fiscal year ended December 31, 2022 and its unaudited consolidated financial statements contained in its semi-annual report for the semi-annual period ended June 30, 2023.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of a portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.
As of September 30, 2023, the Fund held investments in five portfolio companies of which it is deemed to be an “affiliated person” but is not deemed to “control,” and held an investment in one portfolio company of which it is deemed to “control.” For additional information with respect to such portfolio companies, see footnotes (t) and (u) to the unaudited consolidated schedule of investments as of September 30, 2023 included herein.
The Fund’s investment portfolio may contain loans that are in the form of lines of credit or revolving credit facilities, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying loan agreements. As of September 30, 2023, the Fund had five senior secured loan investments with aggregate unfunded commitments of $33,978, one senior secured bond investment with an unfunded commitment of $6,250 and one asset based finance investment with an unfunded commitment of $263. The Fund maintains sufficient cash on hand and/or available borrowings to fund such unfunded commitments should the need arise.
The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of September 30, 2023:

Industry Classification	Fair Value	Percentage of Portfolio
Automobiles & Components	$49,762	3%
Capital Goods	114,447	6%
Commercial & Professional Services	215,659	11%
Consumer Discretionary Distribution & Retail	101,474	5%
Consumer Durables & Apparel	87,464	5%
Consumer Services	274,288	14%
Consumer Staples Distribution & Retail	19,615	1%
Energy	138,010	7%
Equity Real Estate Investment Trusts (REITs)	22,220	1%
Financial Services	182,923	10%
Food, Beverage & Tobacco	16,119	1%
Health Care Equipment & Services	260,973	14%
Household & Personal Products	20,296	1%
Insurance	44,210	2%
Materials	52,996	3%
Money Market Fund	2,147	0%
Pharmaceuticals, Biotechnology & Life Sciences	124,383	6%
Real Estate Management & Development	11,943	1%
Software & Services	64,700	3%
Technology Hardware & Equipment	1,960	0%
Telecommunication Services	37,197	2%
Transportation	81,550	4%
Total	$1,924,336	100%

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an asset or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes valuation techniques that maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:
Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.
Level 3: Inputs that are unobservable for an asset or liability.
A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
As of September 30, 2023, the Fund’s investments and derivatives were categorized as follows in the fair value hierarchy:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Secured Loans—First Lien	$—	$555,153	$427,112	$982,265
Senior Secured Loans—Second Lien	—	81,793	67,629	149,422
Senior Secured Bonds	—	258,904	80,104	339,008
Subordinated Debt	—	141,291	—	141,291
Asset Based Finance	—	—	79,524	79,524
Equity/Other	20,511	32,987	177,181	230,679
Short-Term Investments	—	2,147	—	2,147
Total Investments	20,511	1,072,275	831,550	1,924,336
Forward Foreign Currency Exchange Contracts	—	90	—	90
Total Assets	$20,511	$1,072,365	$831,550	$1,924,426

Liability Description	Level 1	Level 2	Level 3	Total
Investments Sold Short	$50,376	$—	$—	$50,376
Options Written	—	9,743	—	9,743
Credit Default Swaps—Buy Protection	—	276	—	276
Total Liabilities	$50,376	$10,019	$—	$60,395
The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value for the nine months ended September 30, 2023:

	Senior Secured Loans—First Lien	Senior Secured Loans—Second Lien	Senior Secured Bonds	Subordinated Debt	Asset Based Finance	Equity/Other	Total
Fair value at beginning of period	$491,290	$66,986	$64,300	$125	$106,465	$119,449	$848,615
Accretion of discount (amortization of premium)	4,462	104	95	—	54	113	4,828
Net realized gain (loss)	(266)	(14,729)	—	(125)	(714)	(2,320)	(18,154)
Net change in unrealized appreciation (depreciation)	730	15,268	11,312	—	5,831	66,276	99,417
Purchases	85,267	—	21	—	6,318	—	91,606
Paid-in-kind interest	7,925	—	4,376	—	—	3,131	15,432
Sales and repayments	(162,296)	—	—	—	(38,430)	(9,468)	(210,194)
Fair value at end of period	$427,112	$67,629	$80,104	$—	$79,524	$177,181	$831,550
The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$4,872	$539	$11,312	$—	$4,739	$65,307	$86,769